PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 3,147,936	$ 439,435	¥ 2,844,025	¥ 2,983,586
Income from property and equipment disposal	(12,410)	$ (1,732)	(35,325)	12,782
Impairment	¥ 174,150		¥ 942,462	¥ 942,462	$ 24,310